NYSE

Received SEC

FEB 22 2016

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

15008929

001-08974

February 22, 2016

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Floating Rate Senior Note due 2018, 0.650% Senior Note due 2020, 1.300% Senior Note due 2023, 2.250% Senior Note due 2028 of HONEYWELL INTERNATIONAL INC. under the Exchange Act of 1934.

Sincerely,